Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Current assets:
Cash and cash equivalents	¥ 1,470,073	¥ 1,586,329
Marketable securities	1,324,538	1,176,601
Notes and accounts receivable, trade and contract assets	1,091,242	1,061,442
Allowance for doubtful accounts	(25,440)	(48,663)	[1]
Inventories	653,278	692,937
Other receivables	223,620	190,706
Prepaid expenses and other current assets	509,301	516,744
Total current assets	5,246,612	5,176,096
Film costs	409,005	327,645
Investments and advances:
Affiliated companies	163,365	157,389
Securities investments and other	11,561,286	10,598,669
Long-term Investments, Total	11,724,651	10,756,058
Property, plant and equipment:
Land	83,992	84,358
Buildings	664,157	655,434
Machinery and equipment	1,585,382	1,798,722
Construction in progress	39,208	38,295
Property, Plant and Equipment, Gross, Total	2,372,739	2,576,809
Less - Accumulated depreciation	1,595,686	1,837,339
Property, plant and equipment, net	777,053	739,470
Other assets:
Intangibles, net	917,966	527,168
Goodwill	768,552	530,492
Deferred insurance acquisition costs	595,265	586,670
Deferred income taxes	202,486	96,772
Other	339,996	325,167
Other noncurrent assets	2,824,265	2,066,269
Total assets	20,981,586	19,065,538
Current liabilities:
Short-term borrowings	618,618	496,093
Current portion of long-term debt	172,461	225,522
Notes and accounts payable, trade	492,124	468,550
Accounts payable, other and accrued expenses	1,693,048	1,514,433
Accrued income and other taxes	135,226	145,905
Deposits from customers in the banking business	2,302,314	2,159,246
Other	666,024	610,792	[1]
Total current liabilities	6,079,815	5,620,541
Long-term debt	568,372	623,451
Accrued pension and severance costs	384,232	394,504
Deferred income taxes	531,421	449,863
Future insurance policy benefits and other	5,642,671	5,221,772
Policyholders' account in the life insurance business	3,048,202	2,820,702
Other	281,382	278,338
Total liabilities	16,536,095	15,409,171
Redeemable noncontrolling interest	8,801	9,210
Commitments and contingent liabilities
Sony Corporation's stockholders' equity:
Common stock, no par value - 2018 - Shares authorized: 3,600,000,000; shares issued: 1,266,552,149 2019 - Shares authorized: 3,600,000,000; shares issued: 1,271,230,341	874,291	865,678
Additional paid-in capital	1,266,874	1,282,577
Retained earnings	2,320,586	1,440,387
Accumulated other comprehensive income -
Unrealized gains on securities, net	135,035	126,191
Unrealized losses on derivative instruments, net	(19)	(1,242)
Pension liability adjustment	(310,457)	(296,444)
Foreign currency translation adjustments	(435,229)	(445,251)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	(610,670)	(616,746)
Treasury stock, at cost Common stock 2018 - 1,127,101 shares 2019 - 20,483,474 shares	(104,704)	(4,530)
Stockholders' Equity Attributable to Parent, Total	3,746,377	2,967,366
Non controlling interests	690,313	679,791
Total equity	4,436,690	3,647,157
Total liabilities and equity	¥ 20,981,586	¥ 19,065,538

[1]	Under ASU 2014-09, Sony presents sales returns as a liability instead of as a contra-asset allowance. Accordingly, Sony changed the presentation from "Allowance for doubtful accounts and sales returns" to "Allowance for doubtful accounts" on the consolidated balance sheet.